New accounting standards and policies	12 Months Ended
Dec. 31, 2023
New accounting standards and policies
New accounting standards and policies

4.New accounting standards and amendments

Material accounting standards and amendments

Amendments – IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

In 2021, the IASB issued narrow-scope amendments to IFRS, including to IAS 1 and IAS 8. The amendments were made to help companies improve accounting policy disclosures so that they provide more useful information to investors and other primary users of the financial statements; and distinguish changes in accounting estimates from changes in accounting policies.

The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. The amendments to IAS 8 clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. The amendments to IAS 1 and IAS 8 are effective for annual reporting periods beginning on or after January 1, 2023. Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policy information disclosed in the consolidated financial statements. Management reviewed the accounting policies and made updates to the information disclosed in Note 3, in certain instances, in line with the amendments.

New accounting standards, amendments and interpretations not yet adopted

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2023. Some of these updates are not expected to have any significant impact on the Company and are therefore not discussed herein.

Classification of liabilities as current or non-current (Amendments to IAS 1)

The IASB has published amendments to IAS 1 (Classification of liabilities as current or non-current and non-current liabilities with covenants) which clarify the guidance on whether a liability should be classifies as either current or non-current. The amendments:

●	Clarify that the classification of liabilities as current or non-current should only be based on rights that are in place “at the end of the reporting period”;
●	Clarify that classification is unaffected by intentions or expectations about whether an entity will exercise its right to defer settlement of a liability; and
●	Make clear that settlement includes transfers to the counterparty of cash, equity instruments, other assets or services that result in extinguishment of the liability.

In addition, the IASB confirmed that only covenants with which an entity must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which an entity must comply within twelve months of the reporting date (“Future Covenants”) do not affect a liability’s classification at the reporting date. However, when non-current liabilities are subject to Future Covenants, entities will need to disclose information in the notes that enables users of the consolidated financial statements to understand the risk that the liability could become repayable within twelve months of the reporting date.

The amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2024 and should be applied retrospectively in accordance with IAS 8. The adoption of the amendments to IAS 1 is expected to impact the classification of the Warrant liability from non-current to current liability.